Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning cash and cash equivalents, cash of discontinued operations		$ 6	$ 6	$ 23	$ 33
Ending cash and cash equivalents, cash of discontinued operations				6	23
Income taxes paid, refunds	$ 1	$ 3	$ 8	$ 58	$ 64